CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
(Loss) profit for the year	$ (9,622)	$ 103,367	$ 129,482
Adjustments for:
Share of losses of joint ventures	0	5	31
(Gain) loss on ship sales	(10,665)	(84)	1,115
Loss on disposal of business	0	0	26
Gain on disposal of plant and equipment, furniture and fittings and motor vehicles	(12)	(36)	(14)
Loss (gain) on adjustment of right-of-use assets	46	0	(104)
Depreciation and amortisation	57,654	67,275	61,953
Impairment loss (reversal of impairment) recognised on ships	2,000	(1,707)	(3,557)
Impairment loss recognised (reversed) on right-of-use assets	0	985	(1,046)
Impairment loss recognised on goodwill and intangibles	0	0	965
Impairment loss recognised (reversed) on financial assets	53	(45)	681
Impairment loss recognised on net disposal group	0	0	2,551
Impairment loss (reversed) recognised on plant and equipment	(310)	0	1
Provision for onerous contracts (reversed) recognised	(315)	(427)	939
Recognition of share-based payments expenses	0	8,134	3,330
Net foreign exchange gain	(535)	(171)	(744)
Interest expense	17,099	17,133	12,947
Interest income	(2,798)	(2,228)	(236)
Income tax expense (benefit)	683	757	(2,831)
Components of defined benefit costs recognised in profit or loss	146	159	177
Operating cash flows before movements in working capital and ships	53,424	193,117	205,666
Inventories	4,520	(1,371)	(5,089)
Trade receivables, other receivables and prepayments	11,316	(5,556)	(5,361)
Contract assets	(1,593)	2,373	(2,786)
Trade and other payables	(8,230)	(5,515)	6,729
Contract liabilities	(1,382)	(4,072)	3,347
Due to related parties	458	49	233
Operating cash flows before movement in ships	58,513	179,025	202,739
Capital expenditure on ships	(38,076)	(9,306)	(33,455)
Proceeds from ship sales	152,011	29,509	47,819
Net cash generated from operations	172,448	199,228	217,103
Interest paid	(16,938)	(14,553)	(11,623)
Interest received	2,363	1,786	236
Income tax paid	(2,750)	(432)	(864)
Net cash flows generated from operating activities	155,123	186,029	204,852
Investing activities
Repayment of loans and amount due from joint venture	0	39	788
Purchase of plant and equipment	(652)	(113)	(49)
Purchase of intangible assets	(212)	(126)	(6)
Proceeds from disposal of plant and equipment	16	298	21
Proceeds from disposal of businesses	0	0	68
Dividends and distributions received from a joint venture	0	0	184
Cash transferred in from disposal group	0	0	60
Net cash received from acquisition of subsidiaries (Note 37)	2,048	0	0
Net cash generated from investing activities	1,200	98	1,066
Financing activities (Note A)
Return of share capital	(32,440)	0	0
Long-term interest-bearing debt raised	0	0	48,031
Payment of principal portion of long-term interest-bearing debt	(56,912)	(49,850)	(82,110)
Principal repayments on lease liabilities	(58,276)	(56,930)	(36,040)
Acquisition of non-controlling interest	0	0	(46,634)
Acquisition of treasury shares	0	0	(11,876)
Dividends paid	(1,169)	(135,877)	(13,546)
Restricted cash	1,347	(485)	3,099
Net cash flows used in financing activities	(147,450)	(243,142)	(139,076)
Net increase (decrease) in cash and cash equivalents	8,873	(57,015)	66,842
Cash and cash equivalents at the beginning of the period (Note 6)	46,561	104,243	37,942
Effect of exchange rate changes on the balance of cash held in foreign currencies	(205)	(667)	(541)
Cash and cash equivalents at the end of the period (Note 6)	$ 55,229	$ 46,561	$ 104,243